Shareholders' equity - Additional Equity Activity (Details) $ / shares in Units, $ in Thousands							12 Months Ended
	May 31, 2019 MXN ($)	Apr. 29, 2019 MXN ($) $ / shares	May 30, 2018 MXN ($)	Apr. 23, 2018 MXN ($) $ / shares	May 16, 2017 MXN ($)	Apr. 28, 2017 MXN ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Dividends
Dividends approved		$ 1,600,000,000		$ 1,600,000,000		$ 1,600,000,000
Dividends per share | $ / shares		$ 4.0633		$ 4.0633		$ 4.00
Dividends paid	$ 1,598,681,000		$ 1,598,680,000		$ 1,575,083,000
Period during which tax on dividend distributions and interim payments can be credited against income tax							2 years
Equity reserves
Reserve for repurchase of shares		$ 1,500,000,000		$ 1,466,000,000		$ 1,500,000,000	$ 66,628	$ 1,257,454,000	$ 1,466,016,000	$ 1,466,016,000
Transfer to capital redemption reserve		$ 33,984,000				$ 116,875,000
Percentage of annual net profits required to be reserved to legal reserve fund							5.00%
Percentage of share capital stock at par value required to be maintained in legal reserve fund							20.00%
Legal reserve fund not available for distribution								$ 60,729	$ 61,689	$ 61,689